Long-Term Contractual Liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Long Term Contractual Liabilities [Abstract]
Schedule of Contractual Long-Term liability Fair Values	The book value of each of the new contractual long-term liabilities is presented below:

Contractual liability	Date of Agreement	Interest rate spread	Balances as of March 31, 2026
1st. Group	September 8, 2025	1.85%	Ps.	3,020,429
2nd. Group	October 17, 2025	1.85%	26,972,258
3rd. Group	November 14, 2025	1.85%	2,515,897
4th. Group	November 21, 2025	1.85%	37,806,117
5th. Group	December 16, 2025	1.80%	29,803,056
6th. Group	December 30, 2025	1.80%	94,294,088
7th. Group	February 6, 2026	1.80%	28,173,606
8th. Group	February 27, 2026	1.80%	10,959,811
9th. Group	March 31, 2026	1.80%	16,953,297
			Ps.	250,498,559

Schedule of Amortization of Long-Term Contractual Liabilities
The following table sets out the amortization of long-term contractual liabilities as of March 31, 2026:

	2026	2027	2028	2029	2030	2031 and thereafter	Total
Amortization of long-term Contractual Liabilities as of March 31, 2026	$—	21,340,020	31,362,756	34,468,971	37,875,788	125,451,024	$250,498,559